Average Annual Total Returns	9 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.08%	25.02%	14.53%	13.10%
Gabelli SRI Fund, Inc. Class AAA
Prospectus [Line Items]
Average Annual Return, Percent	3.25%	10.65%	6.84%	5.96%
Gabelli SRI Fund, Inc. Class AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.81%	8.04%	4.87%	4.17%
Gabelli SRI Fund, Inc. Class AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	8.34%	5.25%	4.51%
Gabelli SRI Fund, Inc. Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.70%	4.29%	5.57%	5.33%
Gabelli SRI Fund, Inc. Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.29%	9.66%	6.84%	5.57%
Gabelli SRI Fund, Inc. Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.23%	10.61%	6.83%	6.09%